Document and Entity Information	9 Months Ended
Sep. 30, 2014
Document and Entity Information
Entity Registrant Name	Bona Film Group Ltd
Entity Central Index Key	0001504796
Document Type	6-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q3